Net finance expense - other	12 Months Ended
Dec. 31, 2020
Net finance expense - other [Abstract]
Net finance expense - other
9. Net finance expense – other
	December 31,
	2020	2019	2018
	US$’000	US$’000	US$’000
Interest on loans	22,003	8,464	1,603
Interest on lease liabilities	335	17	—
Charges and fees paid	17	120	20
Interest received	(87)	(92)	(5)
Foreign exchange gains	(2,699)	(3,750)	223
Total	19,569	4,759	1,841